Trade and other payables (Details) - Schedule of trade and other payables - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Schedule of trade and other payables [Abstract]
Trade payables – outside parties	€ 100,791	€ 68,986
Trade payables – related parties	29,533	42,712
Other payables – outside parties	512,698	257,877
Other payables – related parties	7,236
Trade and other payables	€ 650,258	€ 369,575